Property plant and equipment- Cost, accumulated amortisation and carrying value (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	R 60,600	R 57,480
Transfers to right-of-use assets	(65)	(66)	R (44)
Amortisation and depreciation			39
Property, plant and equipment at end of period	62,494	60,600	57,480
Non-cash additions, capitalised amortisation and depreciation	69	96	86
Changes in estimates capitalised	638	318	(105)
Increase (decrease) in right of recoverability liability	9	40	11
Increase (decrease) in right of recoverability asset	35	(26)	7
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	115,954	107,285	99,995
Additions	12,809	9,712	7,803
Change in estimates of rehabilitation assets	(612)	(384)	101
Disposals	(254)	(63)	(282)
Derecognition of property, plant and equipment	(2,065)	(1,968)	(2,410)
Transfers between classes of property, plant and equipment	0	0	0
Transfers to right-of-use assets		(2)	(19)
Assets derecognised on loss with dilution of interest in joint operation	(2)	(37)
Assets dercognised on classification to other investments	(22)
Assets acquired on acquisition of subsidiaries			3,159
Assets derecognised on loss of control of subsidiary			(63)
Foreign currency translation	4,138	1,411	(999)
Property, plant and equipment at end of period	129,946	115,954	107,285
Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(55,354)	(49,805)	(45,437)
Disposals	210	60	257
Derecognition of property, plant and equipment	2,056	1,968	2,410
Transfers to right-of-use assets			16
Foreign currency translation	(943)	9	167
Amortisation and depreciation	8,181	7,468	7,102
Impairment	5,120	1	5
Depreciation capitalised to inventory	120	(117)	111
Property, plant and equipment at end of period	(67,452)	(55,354)	(49,805)
Mine development, infrastructure and other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	41,436	38,169
Property, plant and equipment at end of period	43,498	41,436	38,169
Mine development, infrastructure and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	90,093	82,046	72,811
Additions	12,794	9,656	7,791
Change in estimates of rehabilitation assets	29	(108)	(99)
Disposals	(231)	(43)	(281)
Derecognition of property, plant and equipment	(2,062)	(1,905)	(695)
Transfers between classes of property, plant and equipment	161	(29)	(95)
Transfers to right-of-use assets		(2)	(19)
Assets derecognised on loss with dilution of interest in joint operation	0	0
Assets dercognised on classification to other investments	0
Assets acquired on acquisition of subsidiaries			3,152
Assets derecognised on loss of control of subsidiary			0
Foreign currency translation	2,432	478	(519)
Property, plant and equipment at end of period	103,216	90,093	82,046
Mine development, infrastructure and other | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(48,657)	(43,877)	(38,576)
Disposals	189	41	257
Derecognition of property, plant and equipment	2,056	1,905	695
Transfers to right-of-use assets			16
Foreign currency translation	(694)	38	117
Amortisation and depreciation	7,467	6,647	6,275
Impairment	5,025	0	0
Depreciation capitalised to inventory	120	(117)	111
Property, plant and equipment at end of period	(59,718)	(48,657)	(43,877)
Land, mineral rights and rehabilitation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	18,825	18,907
Property, plant and equipment at end of period	18,996	18,825	18,907
Land, mineral rights and rehabilitation | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	23,823	23,210	25,096
Additions	(3)	14	0
Change in estimates of rehabilitation assets	(639)	(270)	200
Disposals	(23)	(20)	(1)
Derecognition of property, plant and equipment	(3)	(63)	(1,715)
Transfers between classes of property, plant and equipment	105	29	95
Transfers to right-of-use assets		0	0
Assets derecognised on loss with dilution of interest in joint operation	0	(1)
Assets dercognised on classification to other investments	0
Assets acquired on acquisition of subsidiaries			7
Assets derecognised on loss of control of subsidiary			0
Foreign currency translation	1,695	924	(472)
Property, plant and equipment at end of period	24,955	23,823	23,210
Land, mineral rights and rehabilitation | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(4,998)	(4,303)	(5,277)
Disposals	21	19	0
Derecognition of property, plant and equipment	0	63	1,715
Transfers to right-of-use assets			0
Foreign currency translation	(238)	(24)	47
Amortisation and depreciation	650	753	788
Impairment	94	0	0
Depreciation capitalised to inventory	0	0	0
Property, plant and equipment at end of period	(5,959)	(4,998)	(4,303)
Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	339	404
Property, plant and equipment at end of period	0	339	404
Exploration and evaluation assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,038	2,029	2,088
Additions	18	42	12
Change in estimates of rehabilitation assets	(2)	(6)	0
Disposals	0	0	0
Derecognition of property, plant and equipment	0	0	0
Transfers between classes of property, plant and equipment	(266)	0	0
Transfers to right-of-use assets		0	0
Assets derecognised on loss with dilution of interest in joint operation	(2)	(36)
Assets dercognised on classification to other investments	(22)
Assets acquired on acquisition of subsidiaries			0
Assets derecognised on loss of control of subsidiary			(63)
Foreign currency translation	11	9	(8)
Property, plant and equipment at end of period	1,775	2,038	2,029
Exploration and evaluation assets | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,699)	(1,625)	(1,584)
Disposals	0	0	0
Derecognition of property, plant and equipment	0	0	0
Transfers to right-of-use assets			0
Foreign currency translation	(11)	(5)	3
Amortisation and depreciation	64	68
Impairment	1	1	5
Depreciation capitalised to inventory	0	0	0
Property, plant and equipment at end of period	R (1,775)	R (1,699)	R (1,625)